Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 3,335,000		$ 16,146,000	$ 113,353,000
Trade receivables, net	1,043,000		795,000	157,000
Inventory	1,176,000		1,190,000	104,000
Prepaid expenses	1,714,000		2,960,000	330,000
Total current assets	7,268,000		21,091,000	113,944,000
Property, plant, and equipment, net	144,256,000		128,162,000	28,506,000
Operating lease right-of-use assets	54,243,000		55,276,000	7,462,000
Goodwill			68,421,000	156,000
Intangible assets, net	64,335,000		72,371,000	530,000
Equity method investment	1,326,000		1,322,000
Other non-current assets	3,629,000		3,353,000	3,148,000
Total assets	275,057,000		349,996,000	153,746,000
Current liabilities:
Accounts payable	10,861,000		10,421,000	178,000
Financing obligation	283,000
Operating lease liabilities	2,544,000		1,618,000	131,000
Accrued salaries and wages	689,000		717,000	243,000
Accrued expenses	2,915,000		1,964,000	793,000
Convertible debt	10,253,000	$ 10,000,000
Total current liabilities	27,545,000		14,720,000	1,345,000
Debt	19,779,000		662,000	62,000
Non-current operating lease liabilities	56,503,000		57,717,000	7,625,000
Non-current financing obligation	7,144,000
Deferred underwriting fees and grants	5,349,000
Earnout liabilities	13,775,000
Deferred tax liability	7,159,000		8,447,000
Asset retirement obligations	1,622,000		1,527,000	588,000
Total liabilities	138,876,000		83,073,000	9,620,000
Commitments and Contingencies (Note 6)
Shareholders’ Deficit:
Common stock, value	2,000		2,000	1,000
Additional paid in capital	305,826,000		331,074,000	167,052,000
Accumulated other comprehensive loss	(12,068,000)		(1,547,000)	(378,000)
Accumulated deficit	(157,579,000)		(62,606,000)	(22,549,000)
Total Shareholders’ Deficit	136,181,000	250,187,000	266,923,000	144,126,000
Total Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit	$ 275,057,000		349,996,000	153,746,000
Agrico Acquisition Corp [Member]
Current assets:
Cash		288,426	664,428
Prepaid expenses		52,365	6,083
Total current assets		340,791	670,511
Cash and marketable securities held in Trust Account		146,651,498	146,644,675
Deferred offering costs				96,594
Total assets		146,992,289	147,315,186	96,594
Current liabilities:
Accrued offering costs and expenses		259,507	129,068	50,000
Due to related party			73,795	56,266
Total current liabilities		259,507	202,863	106,266
Deferred underwriters’ fee		5,031,250	5,031,250
Total liabilities		5,290,757	5,234,113	106,266
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption		146,625,000	146,625,000
Shareholders’ Deficit:
Preferred stock value
Accumulated deficit		(4,923,841)	(4,544,300)	(9,672)
Total Shareholders’ Deficit		(4,923,468)	(4,543,927)	(9,672)
Total Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit		146,992,289	147,315,186	96,594
Agrico Acquisition Corp [Member] | Common Class A [Member]
Shareholders’ Deficit:
Common stock, value		14	14
Agrico Acquisition Corp [Member] | Common Class B [Member]
Shareholders’ Deficit:
Common stock, value		$ 359	$ 359